Consolidated Statements of Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income (loss)	¥ (2,925,704)	$ (459,107)	¥ 2,100,392	¥ 2,960,768
Other comprehensive loss net of tax:
Foreign currency translation adjustment	(39,161)	(6,145)	(141,677)	(8,835)
Comprehensive income (loss)	(2,964,865)	(465,252)	1,958,715	2,951,933
Less: comprehensive loss attributed to the non-controlling interest	(16,603)	(2,605)	(26,004)	(8,081)
Comprehensive income (loss) attributable to Hello Group Inc.	¥ (2,948,262)	$ (462,647)	¥ 1,984,719	¥ 2,960,014